Goodwill and acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 500	€ 475	€ 479
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	25	(5)
Goodwill Extend		475
Construction division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	140	135	132
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	5	3
Construction division [Member] | Webber [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	69	65	67
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	4	(2)
Construction division [Member] | Budimex S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	71	70	65
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	1	5
Toll roads division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	276	259	265
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	17	(6)
Toll roads division [Member] | I66 Express mobility partners hold LLC [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	276	259	265
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	17	(6)
Airports division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	27	27	27
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Airports division [Member] | Dalaman international airport [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	27	27	27
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Energy and mobility infrastructures division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	46	43	45
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	3	(1)
Energy and mobility infrastructures division [Member] | Power transmission services chile [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	46	43	45
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	3	(1)
Energy and mobility infrastructures division [Member] | Mining services Chile
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		10	11
Increase (decrease) through other changes, goodwill		0
Increase (decrease) through net exchange differences, goodwill		(1)
Other division [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	10	10	€ 11
Increase (decrease) through other changes, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	(1)	(1)
Other division [Member] | Mining services Chile
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	10	€ 10
Increase (decrease) through other changes, goodwill	0
Increase (decrease) through net exchange differences, goodwill	€ (1)